Roundhill S&P Dividend Monarchs ETF
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.9%
Agriculture — 2.7%
Archer-Daniels-Midland Co.	1,347	$84,605

Banks — 1.8%
Commerce Bancshares, Inc.	1,062	56,498

Beverages — 5.8%
PepsiCo., Inc.	512	89,605
The Coca-Cola Co.	1,508	92,259
		181,864
Chemicals — 5.6%
HB Fuller Co.	372	29,663
PPG Industries, Inc.	351	50,860
RPM International, Inc.	440	52,338
Stepan Co.	495	44,570
		177,431
Commercial Services — 2.6%
ABM Industries, Inc.	1,359	60,639
S&P Global, Inc.	52	22,123
		82,762
Cosmetics & Personal Care — 8.5%
Colgate-Palmolive Co.	856	77,083
Kenvue, Inc.	5,173	111,013
The Procter & Gamble Co.	480	77,880
		265,976
Distribution & Wholesale — 0.9%
WW Grainger, Inc.	29	29,502

Electric — 4.6%
Black Hills Corp.	2,633	143,762

Electrical Components & Equipment — 2.3%
Emerson Electric Co.	650	73,723

Food — 6.0%
Hormel Foods Corp.	3,293	114,893
Lancaster Colony Corp.	349	72,463
		187,356
Gas — 4.1%
National Fuel Gas Co.	2,392	128,498

Hand & Machine Tools — 4.3%
MSA Safety, Inc.	189	36,589
Stanley Black & Decker, Inc.	1,011	99,007
		135,596
Healthcare - Products — 1.9%
Abbott Laboratories	513	58,308

Home Furnishings — 3.8%
Leggett & Platt, Inc.	6,302	120,683

Household Products & Wares — 3.9%
Kimberly-Clark Corp.	936	121,072

Iron/Steel — 1.3%
Nucor Corp.	204	40,372

Machinery - Diversified — 1.4%
Dover Corp.	255	45,183

Miscellaneous Manufacturing — 7.3%
3M Co.	1,570	166,530
Illinois Tool Works, Inc.	235	63,058
		229,588
Packaging & Containers — 3.3%
Sonoco Products Co.	1,805	104,401

Pharmaceuticals — 8.2%
AbbVie, Inc.	693	126,195
Becton Dickinson & Co.	189	46,768
Johnson & Johnson	543	85,897
		258,860
Retail — 9.9%
Genuine Parts Co.	551	85,366
Lowe's Cos., Inc.	267	68,013
Target Corp.	631	111,819
Walmart, Inc.	768	46,211
		311,409
Water — 5.7%
American States Water Co.	808	58,370
California Water Service Group	1,258	58,472
SJW Group	1,104	62,475
		179,317
TOTAL COMMON STOCKS (Cost $2,780,806)		3,016,766

REAL ESTATE INVESTMENT TRUSTS - 3.9%
Federal Realty Investment Trust	1,189	121,420
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $114,369)		121,420

TOTAL INVESTMENTS (Cost $2,895,175) — 99.8%		3,138,186
Other assets and liabilities, net — 0.2%		6,521
NET ASSETS — 100.0%		$3,144,707

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$3,016,766	$-	$-	$3,016,766
Real Estate Investment Trusts	121,420	-	-	121,420
Total Investments - Assets	$3,138,186	$-	$-	$3,138,186

* See the Schedule of Investments for industry classifications.